Shareholder Fees - FidelitySeriesValueDiscoveryFund-PRO	Mar. 30, 2024 USD ($)
FidelitySeriesValueDiscoveryFund-PRO | Fidelity Series Value Discovery Fund
Shareholder Fees:
(fees paid directly from your investment)	none